QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

811-22172
Investment Company Act file number

WORLD FUNDS TRUST
(Exact name of registrant as specified in charter)

8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
 (Address of principal executive offices) (Zip code)

The Corporation Trust Co., Corporation Trust Center
1209 Orange Street
Wilmington, DE 19801
 (Name and address of agent for service)

With copy to:
 The Law Offices of John H. Lively & Associates, Inc.
A member firm of the 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Ste. 310
Leawood, KS 66211

(804) 267-7400
 Registrant’s telephone number, including area code:

Date of fiscal year end: 9/30

Date of reporting period: 12/31/2016

ITEM 1. SCHEDULE OF INVESTMENTS

STRATEGIC GLOBAL LONG/SHORT FUND
SCHEDULE OF INVESTMENTS
December 31, 2016 (unaudited)

	Shares	Fair Value

CORPORATE BONDS - 18.25%

BRAZIL - 3.58%
Banco Votorantim 1/12/2010, 7.375% 1/21/2020	200,000	$210,260
Petrobras Global Finance 3/10/2014 3.873% 3/17/2020	150,000	146,983

		357,243

EL SALVADOR - 2.06%
Agromercantil Senior Tr 4/10/2014 6.250% Ser REGS 4/10/2019	200,000	206,108

LUXEMBOURG - 2.00%
Agricola Senior Trust 6/11/2015 6.75% 6/18/2020	200,000	200,250

MEXICO - 8.04%
Credito Real SAB DE CV 7/20/2016 7.250% 7/20/2023	250,000	255,625
Financiera Independencia 6/3/2014 7.500% 6/3/2019	400,000	397,000
Petroleos Mexicanos 7/25/2013 3.500 7/18/2018	150,000	151,350

		803,975

UNITED STATES - 2.57%
DPL Inc. 10/15/2012 7.250% 10/15/2021	250,000	256,250

TOTAL CORPORATE BONDS - 18.25%		1,823,826

COMMON STOCK - 34.49%

GREAT BRITAIN - 0.05%
Barclays PLC ADR	428	4,708

MEXICO - 20.89%
Cemex SAB de CV ADR	260,000	2,087,800

SPAIN - 8.46%
Banco Santander SA ADR	163,227	845,516

UNITED STATES - 5.09%
Delta Air Lines, Inc.	300	14,757
Morgan Stanley Institutional Liquidity Fund	321,707	321,707
Whirlpool Corp.	950	172,681

		509,145

TOTAL COMMON STOCKS - 34.49%		3,447,169

STRATEGIC GLOBAL LONG/SHORT FUND
SCHEDULE OF INVESTMENTS
December 31, 2016 (unaudited)

	Shares	Fair Value

EXCHANGE TRADED FUNDS - 12.54%
Ipath S&P 500 VIX	20,000	$510,200
ProShares Ultra VIX Short-Term Futures	85,000	743,750

		1,253,950

TOTAL EXCHANGE TRADED FUNDS - 12.54%		1,253,950

SHORT TERM INVESTMENTS - 35.65%
Money Market Fund
UMB Money Market Fund - 0.01%*	3,563,983	3,563,983

TOTAL INVESTMENTS - 100.93%		$10,088,928
Liabilities, net of other assets - (0.93)%		(92,994)

NET ASSETS - 100.00%		$9,995,934

SECURITIES SOLD SHORT - (28.58%)

CALL OPTION - (0.19)%
UVXY 1/20/2017 C9	(200)	(19,200)

TOTAL CALL OPTION		(19,200)

COMMON STOCKS SOLD SHORT- (21.62)%

BRAZIL - (21.62)%
Banco Bradesco S.A.	(91,000)	(792,610)
Itau Unibanco Holding SA	(84,000)	(863,520)
Petroleo Brasileiro S.A.	(50,000)	(505,500)

		(2,161,630)

EXCHANGE TRADED FUNDS - (7.84)%
iShares MSCI Brazil	(23,500)	(783,490)

TOTAL COMMON STOCKS SOLD SHORT - (29.46)%		(2,945,120)

TOTAL SECURITIES SOLD SHORT - (29.66)%		$(2,964,320)

* Effective 7 day yield as of December 31, 2016.

ADR - Security represented is held by the custodian bank in the form of American Depository Receipts.

Security Valuation
In accordance with U.S. GAAP, “fair value” is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

STRATEGIC GLOBAL LONG/SHORT FUND
SCHEDULE OF INVESTMENTS
December 31, 2016 (unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2016:

	Level 1	Level 2	Level 3

			Significant
		Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total

Corporate Bonds	$-	$1,823,826	-	$1,823,826
Common Stock:
Great Britain	4,708	-	-	4,708
Mexico	2,087,800	-	-	2,087,800
Spain	845,516	-	-	845,516
United States	509,145	-	-	509,145
Exchange Traded Funds	1,253,950	-	-	1,253,950
Money Market	3,563,983	-	-	3,563,983

Total Common Stocks	$8,265,102	$1,823,826	-	$10,088,928

Call Option sold Short	$(19,200)	-	-	$(19,200)
Common Stock sold Short	(2,161,630)	-	-	(2,161,630)
Exchange Traded Funds sold short	(783,490)	-	-	(783,490)

Total Shorts	$(2,964,320)	-	-	$(2,964,320)

There were no transfers to or from Level 3 during the quarter. There were no transfers of securities between Levels 1 and 2 during the quarter.

At December 31, 2016, the cost of investment for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal Income tax purpose is $7,047,659 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$1,039,191
Gross unrealized depreciation	(962,242)

Net unrealized appreciation	$76,949

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as conducted within 90 days of the filing of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s most recent fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit No.   Description of Exhibit

99.1   Certification of Principal Executive Officer

99.2   Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) World Funds Trust

By:	/s/ John Pasco, III John Pasco, III Principal Executive Officer

Date:	February 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ John Pasco, III John Pasco, III Principal Executive Officer

Date:	February 21, 2017

By:	/s/ Karen Shupe Karen Shupe Principal Financial Officer

Date:	February 21, 2017